PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 6 - PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	September 30, 2025	September 30, 2024
Office furniture	$6,790	$6,888
Electronic equipment	27,012	27,404
Less: Accumulated depreciation	(31,284)	(30,344)
Total	$2,518	$3,948

For the years ended September 30, 2025, 2024 and 2023, depreciation expenses amounted to $1,355, $6,816 and $12,293, respectively.